Long-Term Debt	12 Months Ended
Jan. 31, 2021
Text block [abstract]
Long-Term Debt
16.	LONG-TERM DEBT
As at January 31, 2021 and 2020, the maturity dates, interest rates, outstanding nominal amounts and carrying amounts of long-term debt were as follows:

January 31, 2021
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount
Term Facility	May 2027	2.12%	2.12%	U.S. $1,207.6	$1,543.0
	May 2027	6.00%	6.77%	U.S. $597.0	733.3	[a]
Term Loans	Dec. 2021 to Dec. 2030	0.75% to 1.60%	1.00% to 4.67%	€ 92.6	133.4
Total long-term debt					$2,409.7
Current					25.3
Non-current					2,384.4
Total long-term debt					$2,409.7
[a]
  Net of unamortized transaction costs of $29.5 million.

January 31, 2020
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount
Term Facility	May 2025	3.65%	3.65%	U.S. $886.5	$1,172.0
	May 2025	4.15%	4.44%	U.S. $333.3	434.7	[a]
Term Loans	June 2020 to Dec. 2030	0.75% to 1.65%	1.00% to 4.67%	€ 29.7	38.7
Total long-term debt					$1,645.4
Current					17.9
Non-current					1,627.5
Total long-term debt					$1,645.4
[a]
  Net of unamortized transaction costs of $6.0 million.

The following table explains the changes in long-term debt during the year ended January 31, 2021:

		Statements of cash flows		Non-cash changes
	Carrying amount as at January 31, 2020	Issuance	Repayment	Effect of foreign currency exchange rate changes	Other	Carrying amount as at January 31, 2021
Term Facility	$1,606.7	$835.0	$(20.2)	$(118.9)	$(26.3)	$2,276.3
Term Loans	38.7	129.3	(32.6)	2.8	(4.8)	133.4
Total	$1,645.4	$964.3	$(52.8)	$(116.1)	$(31.1)	$2,409.7
The following table explains the changes in long-term debt during the year ended January 31, 2020:

		Statements of cash flows		Non-cash changes
	Carrying amount as at January 31, 2019	Issuance	Repayment	Effect of foreign currency exchange rate changes	Other		Carrying amount as at January 31, 2020
Term Facility	$1,176.9	$440.0	$(14.1)	$9.9	$(6.0)		$1,606.7
Term Loans	29.5	17.3	(4.9)	(1.1)	(2.1)		38.7
Finance lease liabilities	9.1	—	—	—	(9.1)	[a]	—
Total	$1,215.5	$457.3	$(19.0)	$8.8	$(17.2)		$1,645.4
[a]
  Finance lease liabilities were included in lease liabilities as part of the adoption of IFRS 16.
Under security arrangements, amounts borrowed under the Revolving Credit Facilities and the term facility (the “Credit Facilities”) are secured by substantially all the assets of the Company.
a)     Term Facility
On July 23, 2019, the Company amended its term facility to add a new U.S. $335.0 million tranche for a total principal of U.S. $1,235.0 million (the “Term Facility”). The Term Facility agreement contains customary representations and warranties but includes no financial covenants. The Company incurred transaction costs of $6.5 million, which have been incorporated in the carrying amount of the Term Facility and were amortized over its expected life using the effective interest rate method.
On February 4, 2020, the Company amended its Term Facility to consolidate it into a single tranche which reduces the cost of borrowing by 0.50% for the previous U.S. $335.0 million tranche and extends the maturity from May 2025 to May 2027 (the “Term Loan
B-1”).
The Company incurred transaction costs of $6.7 million, which have been recorded in financing costs. In addition, the unamortized transaction costs of $6.0 million were derecognized and recorded in financing costs.
On May 8, 2020, the Company entered into an incremental U.S. $600.0 million tranche under its Term Facility (the “Term Loan
B-2”).
This new tranche matures in May 2027 and, consistent with the Term Loan
B-1,
is exempt of financial covenants. The Company incurred transaction costs of $35.2 million, which have been incorporated in the carrying amount of the Term Loan
B-2
and are amortized over its expected life using the effective interest rate method.
As at January 31, 2021, the cost of borrowing under the Term Loan
B-1
was as follows:
(i)    LIBOR plus 2.00% per annum, with a LIBOR floor of 0.00%; or
(ii)    U.S. Base Rate plus 1.00%; or
(iii)    U.S. Prime Rate plus 1.00%
As at January 31, 2021, the cost of borrowing under the Term Loan
B-2
was as follows:
(i)    LIBOR plus 5.00% per annum, with a LIBOR floor of 1.00%; or
(ii)    U.S. Base Rate plus 4.00%; or
(iii)    U.S. Prime Rate plus 4.00%
Under the Term Facility, the cost of borrowing in U.S. Base Rate or U.S. Prime Rate cannot be lower than the cost of borrowing in LIBOR.
The Company is required to repay a minimum of 0.25% of the nominal amount each quarter. Consequently, the Company repaid an amount of U.S. $15.2 million ($20.2 million) during the year ended January 31, 2021. Also, the Company may be required to repay a portion of the Term Facility in the event that it has an excess cash position at the end of the fiscal year and its leverage ratio is above a certain threshold level. As at January 31, 2021 and 2020, the Company was not required to repay any portion of the Term Facility under this requirement.
After the year ended January 31, 2021, the Company repaid its Term Loan
B-2
and increased its outstanding amount under its Term Loan
B-1
(see Note 34).
b)    Term Loan
s
During the year ended January 31, 2021, the Company entered into an unsecured loan agreement at favourable interest rates under an Austrian government
COVID-19
program. Under this program, the Austrian government is partly guaranteeing the loan. The loan has a total nominal value of
€
75.0 million ($116.2 million), interest rates at 1.45% for the first year, 1.90% for the second and third years and 2.80% for the fourth and fifth years and matures in December 2024. The Company recognized a grant of
€
4.9 million ($7.6 million) representing the difference between the fair value of the term loans at inception and the cash received. The grant will be recorded as a reduction of expenses over the course of the loan. The Company incurred transaction costs of
€
0.2 million ($0.3 million). The Company may be required to repay a portion of the loan in the event that it has an excess cash position. Consequently, the Company repaid an amount of
€
20.0 million ($30.9 million) during the year ended January 31, 2021.
During the year ended January 31, 2021, the Company entered into term loan agreements at favourable interest rates under Austrian government programs. These programs support research and development projects based on the Company’s incurred expenses in Austria. The term loans have a total nominal amount of
€
8.9 million ($13.1 million), interest rates between 0.80% and 1.12% and maturities between December 2024 and December 2030. The Company recognized a grant of
€
1.0 million ($1.5 million) as a reduction of research and development expenses representing the difference between the fair value of the term loans at inception and the cash received.

During the year ended January 31, 2020, the Company entered into term loan agreements at favourable interest rates under Austrian government programs. These programs support research and development projects based on the Company’s incurred expenses in Austria. The term loans have a total nominal amount of euro 11.5 million ($17.2 million), interest rates at 0.95% (1.12% starting in July 2024) or at Euribor three-months plus 0.99% with a floor at 1.00% and maturities between March 2024 and December 2030. The Company recognized a grant of euro 1.9 million ($2.9 million) as a reduction of research and development expenses representing the difference between the fair value of the term loans at inception and the cash received.